Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Mar. 31, 2026
Critical accounting judgments and key sources of estimation uncertainty [abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty

4. Critical Accounting Judgments and Key Sources of Estimation Uncertainty

The preparation of the Group’s consolidated financial statements requires the management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. These estimates and assumptions are based on the best judgment of the management considering historical experience and various factors deemed to be reasonable as of the end of reporting period. Given their nature, uncertainty about these estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The estimates and assumptions are continuously reviewed by the management, as these estimates may change as new events occur. The effects of a change in estimates and assumptions are recognized in the period of the change and in any future periods effected.

The Group has following areas of critical accounting judgments made and accounting estimates and assumptions made that have significant effects on the reported amount in the consolidated financial statements:

(1)
Business combinations under common control

As disclosed in Note 3, Material Accounting Policies, for business combinations between entities under common control, the Group accounts for such transactions based on the book values of the ultimate parent company, SBG, and regardless of the actual date of the transactions under common control, retrospectively consolidates the financial statements of the acquired companies as if they had always been combined to the earliest comparative period or from the date in which the ultimate parent company acquired those businesses, if later than the beginning of the earliest comparative period.

(2)
Impairment
(i)
Assets

Non-financial assets other than goodwill

Assets, such as property and equipment, right-of-use assets, intangible assets with definite useful lives disclosed in Note 14, Property and Equipment, Note 15, Leases, Note 16, Goodwill and Intangible Assets, are assessed for indications of impairment at the end of the reporting period. The Group evaluates both internal and external sources of information to assess whether impairment indicators exist. Some of the impairment indicators are evidence of obsolescence or significant adverse changes in the technological, market, economic or legal environment in which the Group (or an associate) operates, or in the market to which the asset is dedicated. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. The recoverable amount is the greater of its value in use and its fair value less cost to sell. An impairment loss is recognized and the carrying amount is adjusted to be equal to its recoverable amount, if the carrying amount of an asset or a CGU exceeds its recoverable amount. The Group identified no impairment indicators for property and equipment, right-of-use assets, and intangible assets as of March 31, 2025 and 2026, except for the assets held by PayPay Securities Corporation.

Goodwill

A goodwill impairment test requires the Group to exercise judgment and assess whether the carrying value of the CGU or CGU group to which goodwill has been allocated can be supported by the recoverable amount of such CGU or CGU group to which goodwill has been allocated.

The recoverable amount of a CGU or CGU group has been determined based on a value in use calculation which involves the use of estimates. The main assumptions used in the value in use calculation include the discount rate, terminal growth rate and expected future cash flow projections for a period of up to five years from financial budgets approved by the management. Cash flow projections beyond the planning period are extrapolated using terminal growth rates. Cash flow projections take into account past experience and represent management’s best estimates. These assumptions can be subject to significant adjustments from such factors as user trend, spending on marketing, IT spending of corporations, and market conditions, such as competitors. The key assumptions used to determine the recoverable amounts of the different CGU or CGU group to which goodwill has been allocated are disclosed and further explained in Note 17, Impairment of Goodwill.

(ii)
Financial assets measured at amortized cost, debt instruments measured at FVTOCI, and undrawn loan commitments

The Group assesses ECLs associated with financial assets measured at amortized cost, debt instruments measured at FVTOCI, and undrawn loan commitments. The impairment methodology depends on whether there has been a significant increase in the credit risk associated with the individual financial asset or the group of financial assets. A significant increase in the credit risk associated with the respective financial asset is assessed by considering default risk at the reporting date and comparing it to that at the date of initial recognition. In particular, the financial asset is deemed to be in default when contractual payments are 90 days or more past due, the contractual conditions have been modified, or the obligor is experiencing significant financial difficulty. The ECL estimation is performed based on unbiased, probability-weighted cash flows calculated by evaluating a range of possible outcomes and the time value of money. The estimation also considers the forecasts of future economic conditions and reasonably expected future events, expected increases in default probabilities and deterioration in macroeconomic indicators, such as unemployment rate. Refer to Note 3, Material Accounting Policies and Note 36, Financial Instruments for further details.

(3)
Recoverability of Deferred Tax Assets

Regarding temporary differences, which are differences between carrying value of an asset or liability in the Group’s Consolidated Statements of Financial Position and its tax base, the Group recognizes deferred tax assets and deferred tax liabilities. In considering their recoverability, the Group assesses the likelihood of their deferred tax assets being recovered within a reasonably foreseeable timeframe. Refer to Note 3, Material Accounting Policies and Note 18, Income Tax for further details.